Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of long-lived assets, net of accumulated depreciation and amortization
	As of December 31,
Long-lived assets, net of accumulated depreciation and amortization	2020	2019
	(in thousands)
United States	$712	$885
Russia	1,023	1,386
Ukraine*	1,340	773
Poland	528	577
Serbia	492	403
Total	$4,095	$4,024